WILSHIRE MUTUAL FUNDS, INC.
                                 (THE "COMPANY")


           SUPPLEMENT DATED JANUARY 16, 2008 TO THE PROSPECTUS OF THE INVESTMENT AND INSTITUTIONAL CLASS SHARES OF THE COMPANY DATED MAY 1, 2007,
                        AS SUPPLEMENTED OCTOBER 30, 2007


THIS SUPPLEMENT INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE PROSPECTUS.



THE FOLLOWING INFORMATION HAS BEEN ADDED TO THE SECTION ENTITLED "INVESTMENT ADVISER" FOR THE WILSHIRE MUTUAL FUNDS ON PAGE 25 OF THE PROSPECTUS.

Wilshire may, out of profits derived from its management fee, pay certain financial institutions (which may include banks, securities dealers and other industry professionals) which make the Portfolios available on their omnibus platforms a "servicing fee" and other non-cash compensation for performing certain administrative servicing functions for shareholders. These payments and compensation are in addition to fees paid by the Portfolios. These fees will be paid periodically and will generally be based on a percentage of the value of the institutions' client Portfolio shares.


THE FOLLOWING INFORMATION HAS BEEN ADDED TO THE SECTION ENTITLED "MINIMUM INVESTMENTS" FOR THE WILSHIRE MUTUAL FUNDS ON PAGE 33 OF THE PROSPECTUS.

We may set different investment minimums for certain securities dealers, banks, and other financial institutions that provide omnibus processing for the Portfolios in fee-based mutual fund programs.




                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                       WITH THE PROSPECTUS OF THE COMPANY
                              FOR FUTURE REFERENCE.
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                           WILSHIRE MUTUAL FUNDS, INC.


                    SUPPLEMENT DATED JANUARY 16, 2008 TO THE
                WILSHIRE LARGE CAP CORE 130/30 FUND (THE "FUND")
                       PROSPECTUS DATED NOVEMBER 16, 2007


THIS SUPPLEMENT INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE PROSPECTUS.


THE FOLLOWING INFORMATION HAS BEEN ADDED TO THE SECTION ENTITLED "INVESTMENT ADVISER" FOR THE WILSHIRE LARGE CAP CORE 130/30 FUND ON PAGE 11 OF THE PROSPECTUS.

Wilshire may, out of profits derived from its management fee, pay certain financial institutions (which may include banks, securities dealers and other industry professionals) which make the Fund available on their omnibus platforms a "servicing fee" and other non-cash compensation for performing certain administrative servicing functions for shareholders. These payments and compensation are in addition to fees paid by the Fund. These fees will be paid periodically and will generally be based on a percentage of the value of the institutions' client Fund shares.


THE FOLLOWING INFORMATION HAS BEEN ADDED TO THE SECTION ENTITLED "MINIMUM INVESTMENTS" FOR THE WILSHIRE LARGE CAP CORE 130/30 FUND ON PAGE 14 OF THE PROSPECTUS.

We may set different investment minimums for certain securities dealers, banks, and other financial institutions that provide omnibus processing for the Fund in fee-based mutual fund programs.




                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                         WITH THE PROSPECTUS OF THE FUND
                              FOR FUTURE REFERENCE.